Trade and other receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade and other receivables

10.  Trade and other receivables

US$ thousand	Notes	March 31, 2023	December 31, 2022
Financial assets at fair value through profit or loss
Trade receivables from related parties containing provisional pricing features	21	$—	$9,052

Other receivables
Financial assets at amortized cost
Other receivables		1	1
Non-financial instruments
Indirect tax receivable		1,647	3,179
Total other receivables		$1,648	$3,180

The average credit period on sales of goods on credit is nil days (2022: 16 days). The carrying value of trade receivables approximates fair value.

The Company determines the expected credit loss on receivables based on different scenarios of probability of default and expected loss applicable to each of the material underlying balances. The Company has determined that the expected credit loss is immaterial as all related party balances are effectively supported by the Parent and no material anticipated losses will occur.

10.	Trade and other receivables

US$ thousand	Notes	2022	2021
Financial assets at fair value through profit or loss
Trade receivables from related parties containing provisional pricing features	22	9,052	2,551
Other receivables
Financial assets at amortized cost
Other receivables		1	141
Non-financial instruments
Indirect tax receivable		3,179	3,606
Total other receivables		3,180	3,747

The average credit period on sales of goods on credit is 16 days (2021: 3 days). The carrying value of trade receivables approximates fair value.

The Company determines the expected credit loss on receivables based on different scenarios of probability of default and expected loss applicable to each of the material underlying balances. The Company has determined that the expected credit loss is immaterial as all related party balances are effectively supported by the Parent and no material anticipated losses will occur.

10.	Trade and other receivables

				January 1,
US$thousand	Notes	2021	2020	2020
Financial assets at fair value through profit or loss
Trade receivables from related parties containing provisional pricing features	22	2,551	8,861	6,718
Other receivables
Financial assets at amortized cost
Other receivables		141	167	1,351
Non-financial instruments
Indirect tax receivable		3,606	2,481	1,648
Total other receivables		3,747	2,648	2,999

The average credit period on sales of goods on credit is 3 days (2020: 9 days). The carrying value of trade receivables approximates fair value.

The Company determines the expected credit loss on receivables based on different scenarios of probability of default and expected loss applicable to each of the material underlying balances. The Company has determined that the expected credit loss is immaterial as all related party balances are effectively supported by the Parent and no material anticipated losses will occur.